INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 3,973	$ 3,973	$ 15,891	$ 19,839
Expense for abandoned patents			0	0
Research and development expenses	728,514	603,263	$ 2,474,689	$ 2,825,099
Patents [Member]
Research and development expenses	$ 0	$ 0